Fair value measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Derivative instruments effect on statement of operations
	Year ended December 31,
	2016	2017	2018
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$2,974	$2,802	$140
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(5,048)	(2,556)	(141)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(42)	-	708
Ineffective portion of cash flow hedges	-	-	-
Total Gain/(loss) on derivative financial instruments, net	$(2,116)	$246	$707

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(1,252)	(852)	3
Total Gain/(loss) recognized	$(1,252)	$(852)	$3

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	370	(877)	(599)
Realized gain/(loss) on bunker swaps	-	-	1,491
Unrealized gain/(loss) on forward freight agreements	41	(24)	520
Unrealized gain/(loss) on bunker swaps	-	60	(1,859)
Total Gain/(loss) recognized	$411	$(841)	$(447)

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	December 31, 2017	December 31, 2018
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 17	-	$ 537	-
Bunker swaps - asset position	60	-	-	-
Interest rate swaps - asset position	-	-	-	-
Total	$ 77	-	$ 537	-
LIABILITIES
Forward freight agreements - liability position	$ -	-	-	-
Bunker swaps - liability position	-	-	1,799	-
Interest rate swaps - liability position	609	16	-	-
Total	$ 609	16	1,799	-

Fair value measurements on a nonrecurring basis
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Vessels, net	$ -	$ 12,700	$ -	$ 10,684
TOTAL	$ -	$ 12,700	$ -	$ 10,684

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Held for sale	$ -	$ 5,949	$ -	$ 1,606
Vessels, net	$ -	$ 14,893	$ -	$ 16,178
TOTAL	$ -	$ 20,842	$ -	$ 17,784